Balance Sheet	Dec. 31, 2020 USD ($)
Assets
Cash	$ 1,183,830
Prepaid assets	294,383
Total current assets	1,478,213
Marketable Securities held in Trust Account	300,000,000
Total Assets	301,478,213
Liabilities and Stockholders’ Equity
Accounts payable	409,896
Franchise tax payable	54,149
Total current liabilities	464,045
Warrant liabilities	31,735,421
Deferred underwriters’ discount payable	10,500,000
Total liabilities	42,699,466
Commitments
Class A common stock subject to possible redemption, 25,377,874 shares at redemption value	253,778,740
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	12,915,634
Accumulated deficit	(7,916,839)
Total stockholders’ equity	5,000,007
Total Liabilities and Stockholders’ Equity	301,478,213
Class A Common Stock
Stockholders’ Equity:
Common stock, value	462
Total stockholders’ equity	462
Class B Common Stock
Stockholders’ Equity:
Common stock, value	750
Total stockholders’ equity	$ 750